UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.7%
	BASIC MATERIALS – 3.2%
3,551	Carpenter Technology Corp.	$143,922
3,982	Celanese Corp.	386,333
6,241	Dow Chemical Co.	415,963
2,332	EI du Pont de Nemours & Co.	195,725
5,165	Potash Corp. of Saskatchewan, Inc.[1]	89,819
		1,231,762

	COMMUNICATIONS – 16.4%
582	Alphabet, Inc. - Class A*	555,950
424	Alphabet, Inc. - Class C*	398,276
420	Amazon.com, Inc.*	411,852
14,096	Ciena Corp.*	304,615
16,212	Cisco Systems, Inc.	522,188
13,486	eBay, Inc.*	487,249
5,800	Facebook, Inc. - Class A*	997,426
2,152	Motorola Solutions, Inc.	189,634
6,528	NICE Ltd. - ADR[1]	510,620
4,089	Proofpoint, Inc.*	375,207
9,397	Symantec Corp.	281,722
5,201	T-Mobile US, Inc.*	336,557
4,412	Time Warner, Inc.	446,053
4,304	Walt Disney Co.	435,565
		6,252,914

	CONSUMER, CYCLICAL – 8.4%
5,954	Best Buy Co., Inc.	323,064
610	Churchill Downs, Inc.	119,194
4,520	Fastenal Co.	192,869
6,377	General Motors Co.	233,016
1,614	Hasbro, Inc.	158,576
5,667	Home Depot, Inc.	849,313
1,830	Marriott International, Inc. - Class A	189,551
4,125	Planet Fitness, Inc. - Class A	104,651
3,333	Ralph Lauren Corp.	292,937
10,222	Starbucks Corp.	560,779
861	Vail Resorts, Inc.	196,265
		3,220,215

	CONSUMER, NON-CYCLICAL – 23.8%
2,583	Amgen, Inc.	459,180
12,912	Baxter International, Inc.	801,060
1,614	Biogen, Inc.*	510,928
5,309	Bunge Ltd.[1]	396,211
6,708	Colgate-Palmolive Co.	480,561
1,722	Danaher Corp.	143,649

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
2,404	Edwards Lifesciences Corp.*	$273,239
1,964	Euronet Worldwide, Inc.*	193,002
1,580	Gilead Sciences, Inc.	132,262
4,950	Hershey Co.	519,354
5,165	Johnson & Johnson	683,691
1,973	Laboratory Corp. of America Holdings*	309,504
9,971	Merck & Co., Inc.	636,748
7,246	PepsiCo, Inc.	838,580
7,353	Pfizer, Inc.	249,414
9,111	Procter & Gamble Co.	840,672
1,112	Thermo Fisher Scientific, Inc.	208,100
2,647	TransUnion*	126,685
6,170	Unilever N.V.[1]	367,115
4,520	UnitedHealth Group, Inc.	899,028
		9,068,983

	ENERGY – 4.0%
6,779	Chevron Corp.	729,556
3,838	Exxon Mobil Corp.	292,954
9,111	Royal Dutch Shell PLC - Class B - ADR[1]	515,956
		1,538,466

	FINANCIAL – 14.0%
3,659	American Express Co.	315,040
28,981	Bank of America Corp.	692,356
1,256	BlackRock, Inc.	526,277
22,381	Citizens Financial Group, Inc.	741,483
3,121	Crown Castle International Corp. - REIT	338,441
12,097	Hartford Financial Services Group, Inc.	654,085
9,756	Hospitality Properties Trust - REIT	266,924
5,578	Intercontinental Exchange, Inc.	360,729
6,815	JPMorgan Chase & Co.	619,415
5,560	Marsh & McLennan Cos., Inc.	434,125
10,904	Senior Housing Properties Trust - REIT	215,027
1,524	Travelers Cos., Inc.	184,678
		5,348,580

	INDUSTRIAL – 13.6%
5,883	A.O. Smith Corp.	327,624
3,157	Caterpillar, Inc.	370,916
3,125	Eagle Materials, Inc.	303,906
2,726	FedEx Corp.	584,400
6,779	Granite Construction, Inc.	374,404
5,165	Honeywell International, Inc.	714,165
4,807	National Instruments Corp.	194,155

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,587	OSI Systems, Inc.*	$297,936
3,013	Raytheon Co.	548,396
7,210	Republic Services, Inc.	470,380
1,363	Rockwell Automation, Inc.	223,614
2,475	Universal Display Corp.	314,573
2,619	Woodward, Inc.	183,880
4,842	Xylem, Inc.	300,543
		5,208,892

	TECHNOLOGY – 11.4%
4,089	Apple, Inc.	670,596
14,455	Fortinet, Inc.*	552,181
14,706	Intel Corp.	515,739
3,659	Lam Research Corp.	607,321
4,556	Microchip Technology, Inc.	395,461
18,436	Micron Technology, Inc.*	589,399
8,035	Microsoft Corp.	600,777
3,838	SAP S.E. - ADR[1]	402,798
		4,334,272

	UTILITIES – 3.9%
2,798	American Electric Power Co., Inc.	206,017
4,125	American States Water Co.	203,363
14,957	California Water Service Group	560,140
7,066	NiSource, Inc.	189,863
4,627	PG&E Corp.	325,648
		1,485,031
	TOTAL COMMON STOCKS (Cost $29,335,958)	37,689,115

Principal Amount

	SHORT-TERM INVESTMENTS – 1.4%
$530,571	UMB Money Market Fiduciary, 0.01%[2]	530,571

	TOTAL SHORT-TERM INVESTMENTS (Cost $530,571)	530,571

	TOTAL INVESTMENTS – 100.1% (Cost $29,866,529)	38,219,686
	Liabilities in Excess of Other Assets – (0.1)%	(48,243)

	TOTAL NET ASSETS – 100.0%	$38,171,443

ADR – American Depository Receipt

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.8%
	BASIC MATERIALS – 3.2%
3,090	A Schulman, Inc.[1]	$93,936
2,349	Ashland Global Holdings, Inc.	145,755
10,991	Landec Corp.*	142,883
1,032	Nucor Corp.	56,874
12,635	Rayonier Advanced Materials, Inc.[1]	173,352
6,238	Ryerson Holding Corp.*	53,647
		666,447

	COMMUNICATIONS – 6.9%
2,838	AMC Networks, Inc. - Class A* 1	172,494
1,579	CDW Corp.	100,140
8,438	Consolidated Communications Holdings, Inc.	155,681
9	Discovery Communications, Inc. - Class A* 1	200
7,561	Discovery Communications, Inc. - Class C* 1	158,857
1,676	F5 Networks, Inc.* 1	200,081
5,005	Sinclair Broadcast Group, Inc. - Class A	151,401
5,947	Telephone & Data Systems, Inc.[1]	174,306
1,678	VeriSign, Inc.*	174,092
27,786	Windstream Holdings, Inc.	57,517
4,205	World Wrestling Entertainment, Inc. - Class A	91,669
		1,436,438

	CONSUMER, CYCLICAL – 14.1%
10,566	AV Homes, Inc.*	163,245
11,571	Big 5 Sporting Goods Corp.	88,518
13,474	Caesars Entertainment Corp.* 1	156,298
7,577	Conn's, Inc.*	131,461
1,000	CVS Health Corp.	77,340
2,555	Deckers Outdoor Corp.*	163,264
3,504	DineEquity, Inc.[1]	139,284
3,733	Fastenal Co.	159,287
14,819	Ford Motor Co.[1]	163,454
1,024	Home Depot, Inc.[1]	153,467
2,472	Lowe's Cos., Inc.[1]	182,656
4,890	Macy's, Inc.	101,565
7,258	Movado Group, Inc.[1]	201,409
23	NVR, Inc.* 1	62,580
6,950	Penn National Gaming, Inc.* 1	154,221
7,873	Pinnacle Entertainment, Inc.* 1	153,524
8,066	PulteGroup, Inc.[1]	208,264
10,368	Reading International, Inc. - Class A* 1	163,400
9,945	Shoe Carnival, Inc.	199,894
797	WESCO International, Inc.*	40,209

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
2,393	World Fuel Services Corp.[1]	$82,654
		2,945,994

	CONSUMER, NON-CYCLICAL – 20.9%
4,563	Aaron's, Inc.[1]	202,004
12,117	ACCO Brands Corp.* 1	132,681
4,506	AMAG Pharmaceuticals, Inc.*	75,250
841	AmerisourceBergen Corp.[1]	67,490
1,207	Analogic Corp.	86,361
389	Anthem, Inc.	76,260
4,486	Booz Allen Hamilton Holding Corp.[1]	153,017
7,188	Editas Medicine, Inc.*	151,739
22,367	Everi Holdings, Inc.*	172,450
8,134	Exelixis, Inc.* 1	237,838
883	Express Scripts Holding Co.*	55,470
8,372	Flowers Foods, Inc.[1]	145,422
3,096	Hologic, Inc.* 1	119,506
2,928	Ingles Markets, Inc. - Class A1	64,270
785	Ingredion, Inc.[1]	97,199
9,348	Innoviva, Inc.*	131,246
21,676	Inovio Pharmaceuticals, Inc.*	128,755
2,131	Insperity, Inc.[1]	171,119
23,795	Kindred Biosciences, Inc.* 1	180,842
6,965	Kroger Co.[1]	152,324
2,721	Live Nation Entertainment, Inc.* 1	108,731
774	ManpowerGroup, Inc.	86,309
23,997	OncoMed Pharmaceuticals, Inc.*	119,265
13,440	Rent-A-Center, Inc.	162,624
999	RPX Corp.*	13,047
12,069	Seres Therapeutics, Inc.*	169,328
5,046	Service Corp. International[1]	178,326
5,506	SP Plus Corp.* 1	203,171
3,817	SpartanNash Co.	94,051
3,111	Sysco Corp.[1]	163,856
4,387	TrueBlue, Inc.*	89,714
3,119	Tyson Foods, Inc. - Class A1	197,433
919	WellCare Health Plans, Inc.* 1	160,531
		4,347,629

	ENERGY – 3.5%
5,448	Cabot Oil & Gas Corp.	139,196
12,164	NOW, Inc.* 1	141,832
7,581	Rowan Cos. PLC - Class A* 2	73,915
16,031	Southwestern Energy Co.*	87,369

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
10,085	SunCoke Energy, Inc.*	$93,992
11,545	Viper Energy Partners LP1	195,111
		731,415

	FINANCIAL – 22.1%
8,176	Ally Financial, Inc.[1]	184,778
1,261	Ameriprise Financial, Inc.[1]	174,661
7,544	AmTrust Financial Services, Inc.	93,546
7,014	Bank of America Corp.[1]	167,564
7,612	CNO Financial Group, Inc.[1]	170,128
1,741	CoreSite Realty Corp. - REIT[1]	206,761
3,502	Eaton Vance Corp.[1]	166,625
1,960	Equity LifeStyle Properties, Inc. - REIT[1]	174,734
3,891	Farmers Capital Bank Corp.[1]	145,718
5,568	Financial Institutions, Inc.	151,450
3,877	First American Financial Corp.[1]	190,206
7,276	Getty Realty Corp. - REIT[1]	200,527
11,340	Host Hotels & Resorts, Inc. - REIT[1]	205,481
713	Jones Lang LaSalle, Inc.	86,922
1,891	JPMorgan Chase & Co.[1]	171,873
5,698	MGM Growth Properties LLC - Class A - REIT[1]	174,359
1,519	Morgan Stanley[1]	69,114
15,265	OFG Bancorp1 2	132,805
8,183	Old Republic International Corp.	156,213
9,068	Outfront Media, Inc. - REIT[1]	199,496
3,125	Principal Financial Group, Inc.[1]	195,375
1,311	PS Business Parks, Inc. - REIT[1]	177,129
5,208	Realogy Holdings Corp.[1]	176,551
7,164	Sierra Bancorp[1]	181,321
1,940	State Street Corp.[1]	179,431
3,534	Synchrony Financial	108,812
1,172	Visa, Inc. - Class A	121,325
1,712	Wells Fargo & Co.	87,432
8,391	Xenia Hotels & Resorts, Inc. - REIT	167,484
		4,617,821

	INDUSTRIAL – 13.6%
1,951	Alamo Group, Inc.[1]	179,024
2,891	American Outdoor Brands Corp.*	47,181
2,845	Applied Industrial Technologies, Inc.	162,165
6,178	ArcBest Corp.[1]	183,487
6,958	Arconic, Inc.[1]	177,220
2,589	C.H. Robinson Worldwide, Inc.[1]	182,861
421	Crane Co.	31,251

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
698	Curtiss-Wright Corp.	$67,580
2,818	Donaldson Co., Inc.[1]	133,151
1,239	EnerSys	79,420
7,766	Heartland Express, Inc.	172,172
1,761	Hub Group, Inc. - Class A*	67,710
7,284	Jabil, Inc.[1]	228,353
1,291	Kadant, Inc.	112,123
1,910	Landstar System, Inc.[1]	178,298
958	Owens Corning	71,017
506	Rockwell Automation, Inc.	83,014
3,808	Silgan Holdings, Inc.	114,583
1,391	SYNNEX Corp.	166,378
1,678	Tech Data Corp.* 1	185,067
3,143	Trinseo S.A.1 2	210,267
		2,832,322

	TECHNOLOGY – 5.8%
1,516	Activision Blizzard, Inc.	99,389
1,112	Adobe Systems, Inc.*	172,538
4,755	Convergys Corp.	111,742
3,583	Maxim Integrated Products, Inc.[1]	167,183
3,896	NCR Corp.* 1	142,321
5,290	Teradyne, Inc.[1]	188,377
1,726	VMware, Inc. - Class A* 1	186,581
4,383	Xerox Corp.	141,439
		1,209,570

	UTILITIES – 5.7%
10,949	AES Corp.[1]	120,877
6,416	CenterPoint Energy, Inc.[1]	190,042
3,661	CMS Energy Corp.[1]	177,705
1,946	Exelon Corp.[1]	73,695
2,451	FirstEnergy Corp.	79,854
2,800	NRG Energy, Inc.[1]	69,748
2,757	Ormat Technologies, Inc.	158,362
9,040	Spark Energy, Inc. - Class A1	143,284
3,419	Unitil Corp.[1]	170,471
		1,184,038

	TOTAL COMMON STOCKS (Cost $19,300,970)	19,971,674

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.1%
$1,056,221	UMB Money Market Fiduciary, 0.01%[3]	$1,056,221

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,056,221)	1,056,221

	TOTAL INVESTMENTS – 100.9% (Cost $20,357,191)	21,027,895
	Liabilities in Excess of Other Assets – (0.9)%	(189,143)

	TOTAL NET ASSETS – 100.0%	$20,838,752

Number of Shares

	SECURITIES SOLD SHORT – 96.1%
	COMMON STOCKS – 96.1%
	BASIC MATERIALS – 4.2%
(5,453)	CF Industries Holdings, Inc.	(158,082)
(2,876)	Compass Minerals International, Inc.	(192,117)
(13,465)	Ferroglobe PLC[2]	(181,643)
(1,136)	Royal Gold, Inc.	(105,966)
(4,637)	Southern Copper Corp.	(188,726)
(759)	Stepan Co.	(58,716)
		(885,250)

	COMMUNICATIONS – 8.5%
(169)	Amazon.com, Inc.*	(165,721)
(502)	Charter Communications, Inc. - Class A*	(200,067)
(2,969)	Cincinnati Bell, Inc.*	(62,498)
(7,580)	EW Scripps Co. - Class A*	(135,531)
(3)	GrubHub, Inc.*	(171)
(1,316)	IAC/InterActiveCorp*	(149,379)
(2,903)	Level 3 Communications, Inc.*	(158,010)
(5,457)	Liberty Media Corp.-Liberty Formula One - Class A*	(206,984)
(4,560)	Shenandoah Telecommunications Co.	(164,388)
(4,077)	Tribune Media Co. - Class A	(163,365)
(20,132)	Vonage Holdings Corp.*	(167,096)
(1,979)	Walt Disney Co.	(200,275)
		(1,773,485)

	CONSUMER, CYCLICAL – 13.5%
(673)	Advance Auto Parts, Inc.	(65,887)
(2,067)	American Airlines Group, Inc.	(92,478)
(7,277)	At Home Group, Inc.*	(178,286)
(1,618)	Casey's General Stores, Inc.	(170,569)
(5,637)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 2	(71,083)
(12,565)	Fossil Group, Inc.*	(104,164)
(6,119)	ILG, Inc.	(161,542)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(7,561)	Jamba, Inc.*	$(74,400)
(2,191)	Lumber Liquidators Holdings, Inc.*	(82,228)
(2,843)	MarineMax, Inc.*	(45,914)
(1,561)	Marriott International, Inc. - Class A	(161,688)
(7,414)	Mattel, Inc.	(120,255)
(5,288)	MGM Resorts International	(174,292)
(5,200)	Motorcar Parts of America, Inc.*	(136,604)
(3,653)	Norwegian Cruise Line Holdings Ltd.* 2	(217,207)
(4,735)	Penske Automotive Group, Inc.	(200,575)
(5,204)	Shake Shack, Inc.*	(160,908)
(3,463)	Tempur Sealy International, Inc.*	(214,360)
(254)	Tesla, Inc.*	(90,399)
(873)	Vail Resorts, Inc.	(199,000)
(3,996)	William Lyon Homes - Class A*	(95,864)
		(2,817,703)

	CONSUMER, NON-CYCLICAL – 18.0%
(5,828)	Accelerate Diagnostics, Inc.*	(134,044)
(3,114)	Advisory Board Co.*	(165,821)
(12,087)	Amplify Snack Brands, Inc.*	(87,147)
(28)	AquaBounty Technologies, Inc.*	(202)
—	British American Tobacco PLC - ADR[2]	(24)
(12,280)	Cadiz, Inc.*	(149,816)
(8,221)	Coty, Inc. - Class A	(136,304)
(2,732)	Envision Healthcare Corp.*	(143,184)
(5,430)	Exactech, Inc.*	(165,887)
(4,654)	Farmer Brothers Co.*	(151,488)
(3,766)	FibroGen, Inc.*	(181,521)
(8,959)	Franklin Covey Co.*	(168,429)
(10,077)	Horizon Pharma PLC* 2	(137,853)
(1,239)	Incyte Corp.*	(170,251)
(4,326)	Ironwood Pharmaceuticals, Inc.*	(69,000)
(1,817)	Kraft Heinz Co.	(146,723)
(2,058)	Macquarie Infrastructure Corp.	(153,280)
(2,482)	MGP Ingredients, Inc.	(139,563)
(1,052)	Molson Coors Brewing Co. - Class B	(94,417)
(3,048)	Monster Beverage Corp.*	(170,139)
(4,370)	Mylan N.V.* 2	(137,568)
(999)	National Research Corp. - Class B	(52,448)
(1,252)	Pacira Pharmaceuticals, Inc.*	(47,701)
(2,068)	Penumbra, Inc.*	(177,848)
(7,940)	Team, Inc.*	(98,059)
(1,465)	TESARO, Inc.*	(189,190)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(1,988)	Verisk Analytics, Inc.*	$(161,127)
(2,042)	Weight Watchers International, Inc.*	(95,586)
(1,982)	WEX, Inc.*	(216,315)
		(3,740,935)

	ENERGY – 4.9%
(2,831)	Basic Energy Services, Inc.*	(40,314)
(7,324)	Callon Petroleum Co.*	(75,877)
(6,615)	Cheniere Energy Partners LP Holdings LLC	(166,235)
(1,127)	Cheniere Energy, Inc.*	(48,224)
(1,939)	Diamondback Energy, Inc.*	(176,042)
(3,171)	ONEOK, Inc.	(171,741)
(1,544)	Penn Virginia Corp.*	(59,444)
(1,172)	Phillips 66	(98,225)
(6,256)	Resolute Energy Corp.*	(184,865)
		(1,020,967)

	FINANCIAL – 24.7%
(5,266)	Acadia Realty Trust - REIT	(151,082)
(3,304)	Agree Realty Corp. - REIT	(165,596)
(4,106)	Air Lease Corp.	(166,868)
(4,454)	Bank of the Ozarks	(191,344)
(3,943)	CareTrust REIT, Inc. - REIT	(76,060)
(4,278)	Chemical Financial Corp.	(194,264)
(11,487)	Colony NorthStar, Inc. - Class A - REIT	(150,595)
(7,777)	Columbia Property Trust, Inc. - REIT	(163,317)
(854)	Erie Indemnity Co. - Class A	(103,155)
(4,070)	Financial Engines, Inc.	(134,513)
(3,968)	First Financial Bankshares, Inc.	(158,918)
(8,490)	FNB Corp.	(107,738)
(5,073)	Four Corners Property Trust, Inc. - REIT	(128,905)
(3,031)	Global Net Lease, Inc. - REIT	(65,651)
(5,778)	Gramercy Property Trust - REIT	(175,998)
(10,984)	Huntington Bancshares, Inc.	(138,289)
(2,864)	Independent Bank Group, Inc.	(159,382)
(4,534)	Interactive Brokers Group, Inc. - Class A	(190,111)
(4,980)	Janus Henderson Group PLC[2]	(172,109)
(1,889)	Life Storage, Inc. - REIT	(139,011)
(4,044)	Marcus & Millichap, Inc.*	(106,478)
(22,222)	New York REIT, Inc. - REIT	(183,109)
(13,453)	NMI Holdings, Inc. - Class A*	(145,965)
(7,191)	OneMain Holdings, Inc.*	(196,818)
(10,261)	PennyMac Mortgage Investment Trust - REIT	(177,413)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(2,680)	Pinnacle Financial Partners, Inc.	$(166,696)
(1,219)	PRA Group, Inc.*	(35,229)
(2,989)	ProAssurance Corp.	(159,164)
(15,980)	Pzena Investment Management, Inc. - Class A	(158,202)
(4,976)	Rayonier, Inc. - REIT	(144,354)
(1,103)	RLI Corp.	(59,033)
(4,631)	Starwood Waypoint Homes - REIT	(172,412)
(7,161)	STORE Capital Corp. - REIT	(181,746)
(5,646)	Univest Corp. of Pennsylvania	(164,581)
(190)	White Mountains Insurance Group Ltd.[2]	(165,503)
		(5,149,609)

	INDUSTRIAL – 11.3%
(6,523)	Axon Enterprise, Inc.*	(141,614)
(3,414)	Covenant Transportation Group, Inc. - Class A*	(81,970)
(6,221)	CyberOptics Corp.*	(94,248)
(5,178)	Fortress Transportation & Infrastructure Investors LLC	(88,285)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(204,035)
(4,533)	II-VI, Inc.*	(162,508)
(689)	John Bean Technologies Corp.	(61,114)
(1,165)	Kirby Corp.*	(72,929)
(610)	Martin Marietta Materials, Inc.	(129,314)
(1,941)	Multi-Color Corp.	(154,892)
(30)	Northwest Pipe Co.*	(550)
(1,529)	Old Dominion Freight Line, Inc.	(152,747)
(1,936)	Orbital ATK, Inc.	(216,019)
(977)	RBC Bearings, Inc.*	(107,734)
(1,905)	Stericycle, Inc.*	(136,951)
(12,635)	TimkenSteel Corp.*	(187,377)
(3,090)	Triumph Group, Inc.	(81,267)
(8,480)	TTM Technologies, Inc.*	(120,755)
(9,798)	Twin Disc, Inc.*	(170,093)
		(2,364,402)

	TECHNOLOGY – 6.2%
(12,205)	Advanced Micro Devices, Inc.*	(158,665)
(591)	Apple, Inc.	(96,924)
(2,878)	Ebix, Inc.	(166,060)
(4,386)	Envestnet, Inc.*	(194,958)
(5,039)	HP, Inc.	(96,144)
(1,022)	Lumentum Holdings, Inc.*	(58,101)
(2,452)	Paycom Software, Inc.*	(182,944)
(10,733)	PDF Solutions, Inc.*	(163,034)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(7,503)	SecureWorks Corp. - Class A*	$(76,756)
(7,191)	Silver Spring Networks, Inc.*	(91,038)
		(1,284,624)

	UTILITIES – 4.8%
(1,886)	Atmos Energy Corp.	(166,043)
(2,316)	Chesapeake Utilities Corp.	(184,006)
(2,831)	Connecticut Water Service, Inc.	(153,554)
(4,570)	South Jersey Industries, Inc.	(163,972)
(2,402)	Spire, Inc.	(183,753)
(1,654)	WGL Holdings, Inc.	(139,366)
		(990,694)

	TOTAL COMMON STOCKS (Proceeds $19,653,180)	(20,027,669)

	TOTAL SECURITIES SOLD SHORT (Proceeds $19,653,180)	$(20,027,669)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.5%
	BASIC MATERIALS – 2.9%
29,655	Chemours Co.	$1,455,171
1,900	Innophos Holdings, Inc.	86,754
20,109	Innospec, Inc.	1,116,050
32,964	Univar, Inc.*	929,914
		3,587,889

	COMMUNICATIONS – 1.9%
46,043	Extreme Networks, Inc.*	526,271
52,575	TechTarget, Inc.*	522,596
76,496	TiVo Corp.	1,399,877
		2,448,744

	CONSUMER, CYCLICAL – 8.6%
8,373	American Woodmark Corp.*	693,284
26,950	Anixter International, Inc.*	1,988,910
78,486	Commercial Vehicle Group, Inc.*	466,207
65,107	Golden Entertainment, Inc.*	1,479,231
51,168	Marine Products Corp.	797,197
42,168	Monarch Casino & Resort, Inc.*	1,499,916
118,840	Spartan Motors, Inc.	1,093,328
98,499	Taylor Morrison Home Corp. - Class A*	1,991,650
19,549	Triton International Ltd./Bermuda* 1	721,749
		10,731,472

	CONSUMER, NON-CYCLICAL – 14.5%
53,930	Alarm.com Holdings, Inc.*	2,422,536
8,392	BioTelemetry, Inc.*	311,763
4,898	Bright Horizons Family Solutions, Inc.*	391,497
21,483	Brink's Co.	1,685,341
43,503	CAI International, Inc.*	1,348,158
30,143	Catalent, Inc.*	1,244,605
40,463	CBIZ, Inc.*	613,014
18,891	CRA International, Inc.	708,979
39,281	Enzo Biochem, Inc.*	441,911
16,203	Exelixis, Inc.*	473,776
8,110	FibroGen, Inc.*	390,902
9,266	Glaukos Corp.*	349,792
2,684	Insperity, Inc.	215,525
21,951	Inter Parfums, Inc.	865,967
25,334	K12, Inc.*	453,985
26,362	Magellan Health, Inc.*	2,132,686
26,906	PRA Health Sciences, Inc.*	2,082,524
22,624	Providence Service Corp.*	1,172,602

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
35,865	Triple-S Management Corp. - Class B* 1	$886,224
		18,191,787

	FINANCIAL – 24.7%
40,033	Argo Group International Holdings Ltd.[1]	2,409,987
48,097	BancFirst Corp.	2,424,089
72,401	Brookline Bancorp, Inc.	1,038,954
187,118	CatchMark Timber Trust, Inc. - Class A - REIT	2,157,471
41,542	CenterState Banks, Inc.	1,016,533
106,562	Charter Financial Corp.	1,732,698
34,920	Eagle Bancorp, Inc.*	2,172,024
36,555	EMC Insurance Group, Inc.	1,019,153
7,539	Employers Holdings, Inc.	317,769
23,303	Essent Group Ltd.* 1	910,681
19,168	First Financial Corp.	831,891
14,520	Heartland Financial USA, Inc.	660,660
11,352	Independent Bank Corp.	231,581
52,043	James River Group Holdings Ltd.[1]	2,075,475
1,245	Marlin Business Services Corp.	32,494
187,643	MGIC Investment Corp.*	2,148,512
51,367	Peoples Bancorp, Inc.	1,595,459
98,794	Pzena Investment Management, Inc. - Class A	978,061
7,414	Sandy Spring Bancorp, Inc.	285,958
8,997	Selective Insurance Group, Inc.	453,449
138,322	Tier REIT, Inc. - REIT	2,546,508
68,862	United Community Banks, Inc.	1,797,987
116,649	United Community Financial Corp.	1,060,339
51,390	Xenia Hotels & Resorts, Inc. - REIT	1,025,744
		30,923,477

	INDUSTRIAL – 20.7%
15,239	Advanced Energy Industries, Inc.*	1,120,676
22,955	Alamo Group, Inc.	2,106,351
12,188	Applied Industrial Technologies, Inc.	694,716
141,216	AVX Corp.	2,464,219
39,873	Barnes Group, Inc.	2,492,860
19,599	Brady Corp. - Class A	653,627
11,584	Continental Building Products, Inc.*	282,070
47,904	CTS Corp.	1,077,840
8,000	Gorman-Rupp Co.	243,520
77,569	Harsco Corp.*	1,326,430
13,298	Itron, Inc.*	965,435
27,707	Kadant, Inc.	2,406,353
27,340	Lawson Products, Inc.*	652,059

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
6,158	Littelfuse, Inc.	$1,146,373
28,770	Methode Electronics, Inc.	1,176,693
16,700	Moog, Inc. - Class A*	1,281,892
29,149	MSA Safety, Inc.	2,123,796
41,691	NCI Building Systems, Inc.*	700,409
2,852	Rogers Corp.*	338,105
17,040	Stoneridge, Inc.*	282,182
1,989	SYNNEX Corp.	237,904
17,517	TopBuild Corp.*	1,039,634
65,288	Universal Logistics Holdings, Inc.	1,083,781
		25,896,925

	TECHNOLOGY – 16.2%
33,006	Barracuda Networks, Inc.*	799,075
82,879	Brooks Automation, Inc.	2,160,656
12,645	CACI International, Inc. - Class A*	1,641,321
81,191	Cohu, Inc.	1,523,143
76,149	Diodes, Inc.*	2,142,833
24,108	Engility Holdings, Inc.*	749,036
55,532	Entegris, Inc.*	1,413,289
12,173	EPAM Systems, Inc.*	990,030
54,370	FormFactor, Inc.*	820,987
48,451	Insight Enterprises, Inc.*	1,941,916
189,930	Quantum Corp.*	1,046,514
53,596	Rudolph Technologies, Inc.*	1,189,831
45,510	Ultra Clean Holdings, Inc.*	1,049,916
38,971	Varonis Systems, Inc.*	1,512,075
33,475	Verint Systems, Inc.*	1,328,958
		20,309,580

	UTILITIES – 5.0%
35,006	ALLETE, Inc.	2,707,014
22,995	Middlesex Water Co.	873,350
10,078	ONE Gas, Inc.	758,269
23,106	Ormat Technologies, Inc.	1,327,209
11,623	SJW Group	645,076
		6,310,918

	TOTAL COMMON STOCKS (Cost $107,136,334)	118,400,792

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.5%
$1,934,392	UMB Money Market Fiduciary, 0.01%[2]	$1,934,392

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,934,392)	1,934,392

	TOTAL INVESTMENTS – 96.0% (Cost $109,070,726)	120,335,184
	Other Assets in Excess of Liabilities – 4.0%	4,971,270

	TOTAL NET ASSETS – 100.0%	$125,306,454

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.9%
	BASIC MATERIALS – 2.1%
6,892	International Paper Co.	$371,272
5,721	LyondellBasell Industries N.V. - Class A1	518,265
		889,537

	COMMUNICATIONS – 8.3%
26,788	AT&T, Inc.	1,003,478
32,380	Cisco Systems, Inc.	1,042,960
12,484	Thomson Reuters Corp.[1]	570,394
17,946	Verizon Communications, Inc.	860,870
		3,477,702

	CONSUMER, CYCLICAL – 4.9%
6,892	Home Depot, Inc.	1,032,904
12,874	Wal-Mart Stores, Inc.	1,005,073
		2,037,977

	CONSUMER, NON-CYCLICAL – 26.2%
10,273	AbbVie, Inc.	773,557
10,403	Altria Group, Inc.	659,550
2,860	Amgen, Inc.	508,422
8,737	Bristol-Myers Squibb Co.	528,414
15,345	Coca-Cola Co.	698,965
4,031	Eli Lilly & Co.	327,680
8,842	Gilead Sciences, Inc.	740,164
9,363	Johnson & Johnson	1,239,380
8,192	KAR Auction Services, Inc.	369,377
5,591	Kimberly-Clark Corp.	689,315
19,376	Merck & Co., Inc.	1,237,351
32,380	Pfizer, Inc.	1,098,330
8,452	Philip Morris International, Inc.	988,292
11,703	Procter & Gamble Co.	1,079,836
		10,938,633

	ENERGY – 9.2%
6,372	Chevron Corp.	685,755
12,224	Exxon Mobil Corp.	933,058
9,233	Marathon Petroleum Corp.	484,271
6,372	Occidental Petroleum Corp.	380,408
6,000	Phillips 66	502,860
7,022	Schlumberger Ltd.[1]	445,967
13,394	Williams Cos., Inc.	398,204
		3,830,523

	FINANCIAL – 28.1%
8,062	Aflac, Inc.	665,518
6,242	Ameriprise Financial, Inc.	864,580

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
9,623	Arthur J. Gallagher & Co.	$557,172
1,690	BlackRock, Inc.	708,127
7,932	Crown Castle International Corp. - REIT	860,146
8,973	HCP, Inc. - REIT	267,485
13,524	Invesco Ltd.[1]	443,317
15,995	JPMorgan Chase & Co.	1,453,786
11,573	Liberty Property Trust - REIT	493,010
9,883	Marsh & McLennan Cos., Inc.	771,665
8,452	MetLife, Inc.	395,807
3,901	PNC Financial Services Group, Inc.	489,224
15,215	Prologis, Inc. - REIT	964,022
7,802	Prudential Financial, Inc.	796,428
8,322	Rayonier, Inc. - REIT	241,421
13,524	U.S. Bancorp	693,105
20,676	Wells Fargo & Co.	1,055,923
		11,720,736

	INDUSTRIAL – 8.9%
10,533	Eaton Corp. PLC[1]	755,848
5,591	Emerson Electric Co.	330,093
34,331	General Electric Co.	842,826
1,560	Lockheed Martin Corp.	476,408
5,461	Norfolk Southern Corp.	658,160
5,331	United Technologies Corp.	638,227
		3,701,562

	TECHNOLOGY – 9.2%
37,972	HP, Inc.	724,506
19,246	Intel Corp.	674,957
2,210	International Business Machines Corp.	316,096
15,865	Microsoft Corp.	1,186,226
8,973	QUALCOMM, Inc.	469,019
13,784	Xerox Corp.	444,810
		3,815,614

	UTILITIES – 2.0%
20,937	AES Corp.	231,144
8,062	American Electric Power Co., Inc.	593,605
		824,749

	TOTAL COMMON STOCKS (Cost $36,986,247)	41,237,033

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of August 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 0.8%
$334,490	UMB Money Market Fiduciary, 0.01%[2]	$334,490

	TOTAL SHORT-TERM INVESTMENTS (Cost $334,490)	334,490

	TOTAL INVESTMENTS – 99.7% (Cost $37,320,737)	41,571,523
	Other Assets in Excess of Liabilities – 0.3%	105,923

	TOTAL NET ASSETS – 100.0%	$41,677,446

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS
August 31, 2017 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At August 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$29,923,003	$704,011	$109,451,312	$37,323,985

Gross unrealized appreciation	$8,496,601	$3,175,817	$14,010,964	$5,117,023
Gross unrealized depreciation	(199,918)	(2,879,602)	(3,127,092)	(869,485)
Net unrealized appreciation on investments	$8,296,683	$296,215	$10,883,872	$4,247,538

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2017, in valuing the Funds' assets carried at fair value:

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
August 31, 2017 (Unaudited)

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$37,689,115	$-	$-	$37,689,115
Short-Term Investments	530,571	-	-	530,571
Total Investments	$38,219,686	$-	$-	$38,219,686
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$19,971,674	$-	$-	$19,971,674
Short-Term Investments	1,056,221	-	-	1,056,221
Total Assets	$21,027,895	$-	$-	$21,027,895

Liabilities
Securities Sold Short
Common Stocks[1]	$(20,027,669)	$-	$-	$(20,027,669)
Total Liabilities	$(20,027,669)	$-	$-	$(20,027,669)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$118,400,792	$-	$-	$118,400,792
Short-Term Investments	1,934,392	-	-	1,934,392
Total Investments	$120,335,184	$-	$-	$120,335,184

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$41,237,033	$-	$-	$41,237,033
Short-Term Investments	334,490	-	-	334,490
Total Investments	$41,571,523	$-	$-	$41,571,523

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/17